WARRANTS (Details 3) (USD $) In Thousands, unless otherwise specified	12 Months Ended	1 Months Ended	12 Months Ended			0 Months Ended	12 Months Ended		0 Months Ended			12 Months Ended	0 Months Ended	12 Months Ended	0 Months Ended	12 Months Ended
	Dec. 31, 2010	Jul. 31, 2010 Tranche 3 Series D warrants	Dec. 31, 2010 Tranche 3 Series D warrants	Dec. 31, 2010 Tranche 4 Series D warrants	Dec. 31, 2010 Series D warrants	Apr. 05, 2008 2009 Series D warrants	Dec. 31, 2009 2009 Series D warrants	Dec. 31, 2008 2009 Series D warrants	Dec. 27, 2010 2010 Series D warrants	Jul. 02, 2010 2010 Series D warrants	Apr. 05, 2008 2010 Series D warrants	Dec. 31, 2008 2010 Series D warrants	Jul. 02, 2010 2010 Series D warrants Minimum	Dec. 31, 2009 2010 Series D warrants Minimum	Jul. 02, 2010 2010 Series D warrants Maximum	Dec. 31, 2009 2010 Series D warrants Maximum
Change in the carrying amounts, which were also the fair value, of the Series D warrants
Balance at the beginning of the period					$ 21,481
Loss on change of fair value of Series D warrants	(74,364)				(74,364)
Exercise of 2010 Series D warrants		$ (14,432)	$ (14,432)	$ (81,413)
Fair value of the 2009 Series D Warrants and 2010 Series D Warrant determined with the assistance of Marsh, an independent valuation firm, using the Black-Scholes option pricing model with assumptions
Risk-fee rate of return (as a percent)						3.59%	1.16%	2.47%	1.11%		3.67%	3.14%	1.26%	1.16%	1.43%	1.59%
Expected remaining contractual life of the warrants						2 years	6 months	1 year 3 months 4 days	6 months		3 years	2 years 3 months 4 days	0 years	6 months	1 year	1 year 6 months
Volatility (as a percent)						49.40%	45.70%	78.30%	38.00%	43.50%	48.10%	69.99%		45.70%		65.80%